Deferred Revenue	12 Months Ended
Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred Revenue

12.	DEFERRED REVENUE

The Company is the recipient of various private and governmental grants, rebates and marketing incentives. Reimbursements of periodic expenses are recognized as income when the related expense is incurred. Private and government grants and rebates related to EV charging stations and their installation are deferred and amortized in a manner consistent with the recognition of the related depreciation expense of the related asset over their useful lives.

Grant, rebate and incentive revenue recognized during the years ended December 31, 2015 and 2014 was $1,169,149 and $950,358, respectively.

Deferred revenue consists of the following:

	December 31,
	2015	2014
Nissan	$144,072	$681,758
NYSERDA	90,021	279,477
CEC	84,274	205,140
NV Energy Commission	17,626	32,626
PA Turnpike	64,747	—
Green Commuter	500,000	—
Other	132,563	36,331
Total deferred revenue	1,033,303	1,235,332
Deferred revenue, non-current portion	(109,180)	(275,370)
Current portion of deferred revenue	$924,123	$959,962

It is anticipated that deferred revenue as of December 31, 2015 will be recognized over the next four years as follows:

For the Year Ending December 31,	Revenue
2016	$924,123
2017	60,190
2018	35,398
2019	13,592
Total	$1,033,303